LEASES (Details)		3 Months Ended		9 Months Ended
	Feb. 01, 2019 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 30, 2018 ft²
LEASES
Operating lease asset	$ 1,200,000	$ 1,002,000		$ 1,002,000
Short-term operating lease liabilities	300,000	260,000		260,000
Long-term operating lease liabilities	$ 1,000,000	826,000		826,000
Renewal options, operating lease	true
Renewal term, operating lease	36 months
Operating lease expense		93,000	$ 160,000	278,000	$ 480,000
Cash paid		$ 91,000		$ 246,000
San Jose, California
LEASES
Leased office and laboratory area | ft²						11,793